SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184




                                         March 1, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

   Re:  AllianceBernstein Variable Products Series Fund, Inc.
            - AllianceBernstein Americas Government Income Portfolio
            - AllianceBernstein Balanced Shares Portfolio
            - AllianceBernstein Balanced Wealth Strategy Portfolio
            - AllianceBernstein Global Bond Portfolio
            - AllianceBernstein Global Dollar Government Portfolio
            - AllianceBernstein Global Research Growth Portfolio
            - AllianceBernstein Global Technology Portfolio
            - AllianceBernstein Growth and Income Portfolio
            - AllianceBernstein Growth Portfolio
            - AllianceBernstein High Yield Portfolio
            - AllianceBernstein International Growth Portfolio
            - AllianceBernstein International Research Growth Portfolio
            - AllianceBernstein International Value Portfolio
            - AllianceBernstein Large Cap Growth Portfolio
            - AllianceBernstein Money Market Portfolio
            - AllianceBernstein Real Estate Investment Portfolio
            - AllianceBernstein Small Cap Growth Portfolio
            - AllianceBernstein Small/Mid Cap Value Portfolio
            - AllianceBernstein U.S. Government/High Grade Securities Portfolio
            - AllianceBernstein U.S. Large Cap Blended Style Portfolio
            - AllianceBernstein Utility Income Portfolio
            - AllianceBernstein Value Portfolio
            - AllianceBernstein Wealth Appreciation Strategy Portfolio
          File Nos. 33-18647 and 811-5398
          -------------------------------

Dear Sir or Madam:

          Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 41 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the above referenced funds (the "Funds"). We are making this filing for the following purposes:

          (1) to revise the risk/return summary, principal risks disclosure and disclosure responding to Item 4 of Form N-1A in order to streamline and simplify the disclosure;

          (2) to revise the disclosure concerning certain of the Funds' fundamental and non-fundamental investment policies so that the disclosure reflects the changes to the Funds' policies recently approved by the Funds' Board of Directors and, where necessary, submitted to shareholders for approval; and

          (3) in response to a Staff comment to a previous submission for another AllianceBernstein Mutual Fund, to move the "Hypothetical Investment and Expense Information" from immediately following the "Fees and Expenses of the Fund" to an appendix at the end of the prospectus.

          Disclosure other than that described above contained in the Funds' prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 41.

          Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833. Sincerely,


                                        /s/ Young Seo
                                        -------------
                                            Young Seo



Attachment

cc:  Kathleen K. Clarke

SK 00250 0157 647480